Equity - Schedule of Black-Scholes Option-Pricing Model Assumptions (Details) (10-K)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Weighted average expected terms (in years)	5 years 2 months 12 days	5 years 2 months 12 days
Weighted average expected volatility	125.90%	117.30%
Weighted average risk-free interest rate	0.40%	1.50%
Expected dividend yield	0.00%	0.00%
2016 Equity Incentive Plan [Member]
Weighted average expected terms (in years)			5 years 3 months 19 days	4 years 8 months 12 days
Weighted average expected volatility			117.00%	120.00%
Weighted average risk-free interest rate			1.40%	2.50%
Expected dividend yield			0.00%	0.00%